As filed with the U.S. Securities and Exchange Commission on May 3, 2012

File Nos.

333-13601

811-07851

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No.  31                                        (X)

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.  33                                                       (X)

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

(Exact Name of Registrant as Specified in Charter)

ONE FRANKLIN PARKWAY, SAN MATEO, CA  94403-1906

(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code (650) 312-2000

CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA  94403-1906

(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[X] immediately upon filing pursuant to paragraph (b)

[ ] on (date) pursuant to paragraph (b)

[ ] 60 days after filing pursuant to paragraph (a)(1)

[ ] on (date) pursuant to paragraph (a)(1)

[ ] 75 days after filing pursuant to paragraph (a)(2)

[ ] on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Amendment to the registration statement of the Registrant on Form N-1A (the “Amendment”) relates to the prospectus and SAI of Franklin Templeton Conservative Allocation Fund, Franklin Templeton Corefolio Allocation Fund, Franklin Templeton Founding Funds Allocation Fund, Franklin Templeton Growth Allocation Fund, Franklin Templeton Moderate Allocation Fund, Franklin Templeton 2015 Retirement Target Fund, Franklin Templeton 2025 Retirement Target Fund, Franklin Templeton 2035 Retirement Target Fund and Franklin Templeton 2045 Retirement Target Fund, series of the Registrant and does not otherwise delete, amend, or supersede any information contained in the Registration Statement. As stated on the Facing Page, this Amendment updates the registration statement of the above-referenced series under the Securities and Exchange Act of 1933, amended, and the Investment Company of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 2nd day of May, 2012.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

(Registrant)

By:   /s/Karen L. Skidmore_____

Karen L. Skidmore

Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Edward B. Jamieson* Edward B. Jamieson	Chief Executive Officer-Investment Management Dated: May 3, 2012

Laura F. Fergerson* Laura F. Fergerson	Chief Executive Officer-Finance and Administration Dated: May 2, 2012

Gaston Gardey* Gaston Gardey	Chief Financial Officer and Chief Accounting Officer Dated: May 2, 2012

Harris J. Ashton* Harris J. Ashton	Trustee Dated: May 2, 2012

Sam Ginn*

Trustee
Sam Ginn	Dated: May 2, 2012

Edith E. Holiday*	Trustee
Edith E. Holiday	Dated: May 2, 2012

Charles B. Johnson* Charles B. Johnson	Trustee Dated: May 2, 2012

Gregory E. Johnson* Gregory E. Johnson	Trustee Dated: May 2, 2012

J. Michael Luttig* J. Michael Luttig	Trustee Dated: May 2, 2012

Frank A. Olson*

Frank A. Olson	Trustee Dated: May 2, 2012

Larry D. Thompson*

Trustee
Larry D. Thompson	Dated: May 2, 2012

John B. Wilson* John B. Wilson	Trustee Dated: May 2, 2012

*By:  /s/ Karen L. Skidmore _______

Karen L. Skidmore, Attorney-in-Fact

(Pursuant to Power of Attorney previously filed)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase